Reverse recapitalization	6 Months Ended
Jun. 30, 2023
Reverse Recapitalization [Abstract]
Reverse recapitalization
Note 8 - Reverse recapitalization
Polestar underwent a reverse recapitalization through the merger with GGI and related arrangements on June 23, 2022. For more detail on the reverse recapitalization, including the net assets of GGI assumed by the Group and the Class C Shares and Earn-out rights issued in connection with the merger that are accounted for as derivative liabilities in accordance with IAS 32, Financial Instruments: Presentation (“IAS 32”), and IFRS 9, Financial Instruments (“IFRS 9”), refer to Note 1 - Significant accounting policies and judgements and Note 16 - Reverse recapitalization in the Consolidated Financial Statements for Polestar Automotive Holding UK PLC, as of December 31, 2022 and 2021, and for the years ended December 31, 2022, that were included in the Form 20-F filed with the SEC on April 14, 2023.
Class C Shares
The Class C-2 Shares are not publicly traded and require a valuation approach leveraging Level 2 inputs. Refer to Note 1 - Significant accounting policies and judgements for further details on the valuation methodology utilized to determine the fair value of the Class C-2 Shares. On March 22, 2023, 4,500,000 Class C-2 Shares with a fair value of $3,285 were converted to 4,500,000 Class C-1 Shares with the same fair value following the election by the respective holders of the Class C-2 Shares and approval from the Board of Directors.

As of June 30, 2023	As of December 31, 2022

	Liability Fair Value	Number Outstanding	Liability Fair Value	Number Outstanding
Class C-1 Shares	14,145	20,499,965	17,920	15,999,965
Class C-2 Shares	3,105	4,500,000	10,080	9,000,000
Total	17,250	24,999,965	28,000	24,999,965

Class C-1 Shares
As of January 1, 2023	17,920
Class C-2 Shares converted to Class C-1 Shares	3,285
Changes in fair value measurement	(7,060)
As of June 30, 2023	$14,145

Class C-2 Shares
As of January 1, 2023	10,080
Class C-2 Shares converted to Class C-1 Shares	(3,285)
Changes in fair value measurement	(3,690)
As of June 30, 2023	$3,105
The fair value change for the Class C Shares was as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Fair value change - Class C-1 Shares	2,870	13,760	3,775	13,760
Fair value change - Class C-2 Shares	630	7,771	6,975	7,771
Fair value change - Class C Shares	$3,500	$21,531	$10,750	$21,531
Earn-out rights
Refer to Note 1 - Significant accounting policies and judgements for further details on the valuation methodology utilized to determine the fair value of the earn-out.

Earn-out rights
As of January 1, 2023	598,570
Changes in fair value measurement	(232,995)
As of June 30, 2023	$365,575
The fair value change for the Earn-out rights was as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Fair value change - Earn-out rights	$26,800	$418,707	$232,995	$418,707